Other Current assets	12 Months Ended
Dec. 31, 2018
Other Current assets [Abstract]
Other Current assets

5.Other Current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2017	2018
Inventories	$7,790	$10,907
Insurance claims (Note 16)	3,044	1,856
Deferred contract costs (Note 17)	-	496
Other	1,445	499
Other current assets	$12,279	$13,758